Income (loss) per share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) Per Share [Abstract]
Number of instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	2,166,829	1,564,662	4,810,448